Non-controlling interests - Income statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Revenue	$ 3,589,224	$ 3,719,829
Net and total comprehensive income	144,794	250,245
Distributions made and accrued to non-controlling interests	(69,174)	(40,642)
Total
Disclosure of subsidiaries [line items]
Revenue	899,369	936,278
Net and total comprehensive income	102,967	166,263
Net and total comprehensive income attributable to Methanex non-controlling interests	64,918	86,259
Distributions made and accrued to non-controlling interests	(69,174)	(40,642)
Methanex Egypt
Disclosure of subsidiaries [line items]
Revenue	279,591	215,294
Net and total comprehensive income	51,999	69,209
Net and total comprehensive income attributable to Methanex non-controlling interests	38,623	47,043
Distributions made and accrued to non-controlling interests	(54,531)	(25,012)
Waterfront Shipping Limited
Disclosure of subsidiaries [line items]
Revenue	619,778	720,984
Net and total comprehensive income	50,968	97,054
Net and total comprehensive income attributable to Methanex non-controlling interests	26,295	39,216
Distributions made and accrued to non-controlling interests	$ (14,643)	$ (15,630)